Senior Notes And Secured Indebtedness (Consolidating Statement Of Cash Flows) (Detail) (USD $) In Thousands, unless otherwise specified	10 Months Ended				2 Months Ended	12 Months Ended		2 Months Ended	12 Months Ended		2 Months Ended	12 Months Ended		2 Months Ended	12 Months Ended
	Dec. 31, 2012 Successor [Member]	Dec. 31, 2012 Successor [Member] California Lyon [Member]	Dec. 31, 2012 Successor [Member] Guarantor Subsidiaries [Member]	Dec. 31, 2012 Successor [Member] Non-Guarantor Subsidiaries [Member]	Feb. 24, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Feb. 24, 2012 Predecessor [Member] California Lyon [Member]	Dec. 31, 2011 Predecessor [Member] California Lyon [Member]	Dec. 31, 2010 Predecessor [Member] California Lyon [Member]	Feb. 24, 2012 Predecessor [Member] Guarantor Subsidiaries [Member]	Dec. 31, 2011 Predecessor [Member] Guarantor Subsidiaries [Member]	Dec. 31, 2010 Predecessor [Member] Guarantor Subsidiaries [Member]	Feb. 24, 2012 Predecessor [Member] Non-Guarantor Subsidiaries [Member]	Dec. 31, 2011 Predecessor [Member] Non-Guarantor Subsidiaries [Member]	Dec. 31, 2010 Predecessor [Member] Non-Guarantor Subsidiaries [Member]	Dec. 31, 2011 Predecessor [Member] Eliminating Entries [Member]	Dec. 31, 2010 Predecessor [Member] Eliminating Entries [Member]
Operating activities
Net cash (used in) provided by operating activities	$ 49,993	$ (72,014)	$ 3,579	$ 118,428	$ (17,321)	$ (38,651)	$ 24,119	$ (13,638)	$ 127,757	$ 27,863	$ 181	$ 87	$ (1,245)	$ (3,864)	$ (166,495)	$ (2,499)
Investing activities
Cash paid for acquisitions, net	(33,201)	(33,201)
Investment in and advances to unconsolidated joint ventures							(194)			(194)
Distributions from unconsolidated joint venture						1,435	4,183		1,435	4,183
Purchases of property and equipment	(312)	(271)	(20)	(21)		(128)	(64)	(419)	725	101	(3)	(131)	(165)	422	(722)
Investments in subsidiaries		(84,828)						183	29,412	(361)			12				(29,412)	349
Net cash (used in) provided by investing activities	(33,513)	(118,300)	(20)	(21)		1,307	3,925	(236)	31,572	3,729	(3)	(131)	(153)	422	(722)		(29,412)	349
Financing activities
Proceeds from borrowings on notes payable	13,248	7,809		5,439			7,087			7,087
Proceeds from issuance of 8 1/2% Senior Notes	325,000	325,000
Principal payments on notes payable	(73,676)	(3,994)		(69,682)	(616)	(11,532)	(52,797)	(116)	(82,531)	(52,797)				(500)	70,999
Principal payments on Senior Secured Term Loan	(235,000)	(235,000)
Proceeds from reorganization					30,971			30,971
Net cash paid for repurchase of Senior Notes							(31,268)			(31,268)
Principal payments on Senior Subordinated Secured Notes	(75,916)	(75,916)
Proceeds from issuance of convertible preferred stock	14,000	14,000			50,000			50,000
Proceeds from issuance of common stock	16,000	16,000
Proceeds from debtor in possession financing					5,000			5,000
Principal payment of debtor in possession financing					(5,000)			(5,000)
Payment of deferred loan costs	(7,181)	(7,181)			(2,491)			(2,491)
Payment of preferred stock dividends	(1,721)	(1,721)
Noncontrolling interest contributions	15,313			15,313	1,825	6,605	6,546							1,825	6,605	6,546
Noncontrolling interest distributions	(16,004)			(16,004)	(1,897)	(8,954)	(3,913)							(1,897)	(8,954)	(3,913)
Advances to affiliates			3	78,817								(3)	(19)	(4)	(29,341)	(744)	29,344	763
Intercompany receivables/payables		144,535	(3,549)	(134,978)				(2,665)	(131,964)	(362)	(173)	(37)	1,437	2,659	131,933	37	68	(1,112)
Net cash (used in) provided by financing activities	(25,937)	183,532	(3,546)	(121,095)	77,792	(13,881)	(74,345)	75,699	(214,495)	(77,340)	(173)	(40)	1,418	2,083	171,242	1,926	29,412	(349)
Net (decrease) increase in cash and cash equivalents	(9,457)	(6,782)	13	(2,688)	60,471	(51,225)	(46,301)	61,825	(55,166)	(45,748)	5	(84)	20	(1,359)	4,025	(573)
Cash and cash equivalents - beginning of period	80,532	76,158	52	4,322	20,061	71,286	117,587	14,333	69,499	115,247	47	131	111	5,681	1,656	2,229
Cash and cash equivalents - end of period	$ 71,075	$ 69,376	$ 65	$ 1,634	$ 80,532	$ 20,061	$ 71,286	$ 76,158	$ 14,333	$ 69,499	$ 52	$ 47	$ 131	$ 4,322	$ 5,681	$ 1,656